PERSONNEL EXPENSES (Schedule of Average Number of Persons Employed) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Number of persons employed	579	575	556
Research and development [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	57	59	60
Administration and sales [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	159	163	162
Manufacturing and quality [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	363	353	334